Fair Value Measurement (Details) - Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
-Wealth management products	¥ 15,312	¥ 2,000
Total Assets	15,312	2,000
Fair Value, Inputs, Level 1 [Member]
Assets
-Wealth management products
Total Assets
Fair Value, Inputs, Level 2 [Member]
Assets
-Wealth management products	15,312	2,000
Total Assets	15,312	2,000
Fair Value, Inputs, Level 3 [Member]
Assets
-Wealth management products
Total Assets